Note 14 - Reportable Business Segments (Tables)	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Consumer division	Commercial division	Corporate and shared services division	Consolidated

Sales	$542,178	$334,279	$-	$876,457
Gross margin	118,765	34,767	-	153,532
Administrative expenses	20,147	9,511	26,024	55,682
Selling and marketing expenses	33,689	16,85	-	50,543
Depreciation of property, plant and equipment	853	45	-	898
Amortization of intangible assets	4,003	342	-	4,345
Other operating expenses	20,409	2,166	-	22,575
Operating profit (loss) for the period	$39,664	$5,849	$(26,024)	19,489
Finance costs				(16,340)
Change in fair value of derivative instruments and other				(36,556)
Other expenses				(55)
Provision for income taxes				(7,961)
Loss for the period			$-	(41,423)
Capital expenditures	$9,181	$674	$-	9,855
Total goodwill	$148,375	$157,018	$-	305,393
Total assets	$1,222,492	$404,308	$-	1,626,800
Total liabilities	$1,216,190	$223,600	$-	1,439,790
	Consumer division	Commercial division	Corporate and shared services division	Consolidated

Sales	$486,766	$360,940	$-	847,706
Gross margin	115,507	42,056	-	157,563
Administrative expenses	15,244	7,965	25,422	48,631
Selling and marketing expenses	38,989	19,087	-	58,076
Depreciation of property, plant and equipment	949	48	-	997
Amortization of intangible assets	3,273	187	-	3,460
Other operating expenses	27,863	2,656	-	30,519
Operating profit (loss) for the period	$29,189	$12,113	$(25,422)	15,880
Finance costs				(11,990)
Change in fair value of derivative instruments and other				110,617
Other income				1,599
Provision for income taxes				(6,797)
Profit for the period			$-	109,309
Capital expenditures	$5,357	$2,639	$-	7,996
Total goodwill	$145,177	$150,507	$-	295,684
Total assets	$968,470	$302,566	$-	1,271,036
Total liabilities	$1,089,751	$251,104	$-	1,340,855

Disclosure of geographical areas [text block]
	For the three months June 30, 2018	For the three months June 30, 2017
Canada	$89,228	$83,379
United States	613,289	634,512
International	173,940	129,815
Total	$876,457	$847,706
	As at June 30, 2018	As at March 31, 2018
Canada	$207,036	$201,985
United States	214,359	207,147
International	13,955	11,687
Total	$435,350	$420,819